BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Inventory
Details of inventory in the consolidated balance sheets as of December 31, 2022 and December 31, 2021 were as follows:

	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Finished products	$217,522	$233,666
Raw materials and work in progress	124,114	89,312
Crop growing costs	41,832	40,671
Agricultural and other operating supplies	53,410	47,088
Inventories, net of allowances	$436,878	$410,737